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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:
                                               -------------------

     This Amendment (Check only one): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graeme Womack
Title:   Compliance Manager
Phone:   (44) 20 7514 1956

Signature, Place, and Date of Signing:

/s/ Graeme Womack                     London, England      April 12, 2012
-------------------------------
Graeme Womack

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $16,756
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.   Form 13F File Number   Name
         01    28-12644               J. Rothschild Capital Management Limited

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                           FORM 13F INFORMATION TABLE

                                                                                         COLUMN 6   COLUMN 7        COLUMN 8
                                                     COLUMN 4                            --------   --------        --------
        COLUMN 1             COLUMN 2      COLUMN 3  --------           COLUMN 5                                 VOTING AUTHORITY
        --------             --------      --------   VALUE    SHRS OR  --------  PUT/  INVESTMENT   OTHER    ---------------------
     NAME OF ISSUER       TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT  SH/ PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------  --------------  ---------  --------  -------  --------  ----  ----------  --------  -------  ------  ----
    BPZ RESOURCES INC           COM       055639108    2,346   580,805     SH              SOLE               580,805
  CARRIZO OIL & CO INC          COM       144577103    2,289    80,984     SH              SOLE                80,984
  RANGE RESOURCES CORP          COM       75281A109      581    10,000     SH              SOLE                10,000
          3M CO                 COM       88579Y101      187     2,100     SH              SOLE                 2,100
     CELANESE CORP              COM       150870103      194     4,200     SH              SOLE                 4,200
      CITIGROUP INC             COM       172967424      219     6,000     SH              SOLE                 6,000
     CLOROX COMPANY             COM       189054109      515     7,500     SH              SOLE                 7,500
   GLOBAL PAYMENTS INC          COM       37940X102      303     5,800     SH              SOLE                 5,800
        GOOGLE A               CL A       38259P508      385       600     SH              SOLE                   600
   INTL BUSINESS MACHS          COM       459200101      282     1,350     SH              SOLE                 1,350
    JOHNSON & JOHNSON           COM       478160104      330     5,000     SH              SOLE                 5,000
   JPMORGAN CHASE & CO          COM       46625H100      234     5,100     SH              SOLE                 5,100
     LABORATORY CORP            COM       50540R409      467     5,100     SH              SOLE                 5,100
      MCKESSON CORP             COM       58155Q103      272     3,100     SH              SOLE                 3,100
     METTLER-TOLEDO             COM       592688105      203     1,100     SH              SOLE                 1,100
  OCCIDENTAL PETROLEUM          COM       674599105      381     4,000     SH              SOLE                 4,000
       PRAXAIR INC              COM       74005P104      275     2,400     SH              SOLE                 2,400
   PROCTER & GAMBLE CO          COM       742718109    1,008    15,000     SH              SOLE                15,000
      WATERS CORP               COM       941848103      176     1,900     SH              SOLE                 1,900
   AGNICO EAGLE MINES           COM       008474108      331    10,000     SH             DEFINED       01     10,000
  CENTRAL FD CANADA LTD         COM       153501101      328    15,000     SH             DEFINED       01     15,000
          3M CO                 COM       88579Y101      401     4,500     SH             DEFINED       01      4,500
          APPLE                 COM       037833100      599     1,000     SH             DEFINED       01      1,000
    EMERSON ELECTRIC            COM       291011104      313     6,000     SH             DEFINED       01      6,000

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                           FORM 13F INFORMATION TABLE

        GOOGLE A               CL A       38259P508      641     1,000     SH             DEFINED       01      1,000
       IMPERVA INC              COM       45321L100      294     7,500     SH             DEFINED       01      7,500
    JOHNSON & JOHNSON           COM       478160104      396     6,000     SH             DEFINED       01      6,000
     MICROSOFT CORP             COM       594918104      484    15,000     SH             DEFINED       01     15,000
   NASDAQ STK MKT INC           COM       631103108      518    20,000     SH             DEFINED       01     20,000
     NEWMONT MINING             COM       651639106      513    10,000     SH             DEFINED       01     10,000
         ORACLE                 COM       68389X105      437    15,000     SH             DEFINED       01     15,000
    PROCTER & GAMBLE            COM       742718109      403     6,000     SH             DEFINED       01      6,000
      THERMO FISHER
      SCIENTIFIC INC            COM       883556102      451     8,000     SH             DEFINED       01      8,000